Discontinued operations and assets held for sale (Tables)	12 Months Ended
Mar. 31, 2022
Discontinued operations and assets held for sale
Schedule of assets held for sale

	2022	2021
	€m	€m
Non-current assets
Investments in associates and joint ventures	959	1,257
Assets held for sale	959	1,257